Shareholders' equity (Details 3)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shareholders Equity
Minimum cost (*)	R$7.55	R$7.55
Weighted average cost (*)	R$27.33	R$27.46
Maximum cost (*)	R$49.55	R$49.55
Share Price	R$28.22	R$24.93